S000045260 [Member] Investment Strategy - Dodge & Cox Global Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of bonds and other debt instruments of issuers from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non‑U.S. issuers and at least 80% of its net assets in debt instruments, which may, in each case, be represented by derivatives such as forward contracts, futures contracts, or swap agreements. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, inflation-linked securities and other fixed and floating rate instruments, including certain preferred securities. The Fund invests in both U.S. dollar-denominated and non‑U.S. dollar-denominated debt instruments across all sectors. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
A majority of the Fund is invested in investment-grade debt instruments (instruments rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed to be of investment-grade quality by Dodge & Cox). Up to 35% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds.
The Fund may buy or sell non‑U.S. currencies and may enter into various currency or interest rate-related transactions involving derivative instruments, including forward contracts, futures contracts, and swap agreements. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a “hedging technique”) or to implement its investment strategy. For example, the Fund may invest in derivative instruments that create exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.
In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance (ESG) issues. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country’s economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country’s monetary and fiscal policies, its debt stock, and its ability to meet its funding needs.
The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio’s risk profile. The proportions of the Fund’s assets held in various debt instruments will be revised in light of Dodge & Cox’s appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency’s appreciation, the investment prospects for issuers, the countries’ domestic and political conditions, and other factors.